Acquisitions and Divestitures (Details) - CAD ($) $ in Millions						1 Months Ended	3 Months Ended			6 Months Ended
	Jun. 13, 2022	Jun. 08, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021	[1]
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal							$ 62	$ 60	[1]	$ 304	$ 72
White Rose Field
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal						$ 62
After-tax gain on disposal						$ 47
Percentage of working interest acquired						1250.00%
Payment to transfer working interest			$ 50
Tucker
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets					$ 730
Before-tax gain on disposal					165
After-tax gain on disposal					$ 126
Wembley
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets				$ 221
Before-tax gain on disposal				76
After-tax gain on disposal				$ 58
Headwater Exploration Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets		$ 110
Sunrise Oil Sands Partnership
Disclosure of analysis of single amount of discontinued operations [line items]
Agreement to purchase remaining ownership	50.00%
Purchase of oil and gas assets	$ 600
Contingent consideration maximum payment	$ 600
Contingent consideration period of transaction	2 years
Proportion of ownership interest in joint operation	35.00%									50.00%
Marten Hills, Alberta
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets								102
Before-tax gain on disposal								60
After-tax gain on disposal								$ 47

[1]	See Note 3 for revisions to prior period results.